Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing, How MNPI Considered

General. Stock options have been an integral part of our executive compensation program. They are intended to encourage ownership and retention of Bancorp’s stock by key employees as well as non-employee members of the Board of Directors. Through stock options, the objective of aligning key employees’ long-term interests with those of stockholders may be met by providing key employees with the opportunity to build, through the achievement of corporate goals, a meaningful stake in Bancorp. In fiscal 2022, Bancorp’s stockholders approved the 2022 Omnibus Incentive Plan. Upon approval of the 2022 plan by stockholders, Bancorp’s Board of Directors froze the 2018 Equity Incentive Plan, which means that no new grants of awards will be made under that plan, but outstanding awards under the plan were not affected. The committee administering our equity plans (the “Plan Committee”), which is now the Compensation Committee, but was a separately constituted Stock Option Committee prior to January 19, 2022, considers additional options each year as needed to attract and retain employees. These grants typically have been made late in the third quarter or early in the fourth quarter of each year, though the Plan Committee retains discretion to grant options at any time during the year. Our senior management group provides recommendations to the Plan Committee for option grants for rank-and-file employees. Mr. J. Turner provides recommendations to the Plan Committee for grants to members of the senior management group other than himself. All options granted by the Plan Committee are subject to ratification by the Board of Directors, which typically occurs on the same day as the Plan Committee approval. The Board of Directors and the Plan Committee do not take material non-public information into account when determining the timing and terms of option grants, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. Option grants made during 2025 to the named executive officers are included in the Summary Compensation and Grants of Plan-Based Awards tables.